UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10201
                                   ---------------------------------------------

                               The Appleton Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 878-4000
                                                   -----------------------------

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  06/30/09
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

Semi-annual Report for Appleton Equity Growth Fund.

                           APPLETON EQUITY GROWTH FUND
                           ---------------------------





                               Semi-Annual Report
                                  June 30, 2009
                                   (Unaudited)







   Investment Adviser                                Administrator
   ------------------                                -------------
 Appleton Partners, Inc.                                JPMorgan
45 Milk Street, Eighth Floor                          303 Broadway
     Boston, MA 02109                                  Suite 900
                                                   Cincinnati, OH 45202
                                                      1-877-712-7753

[logo] APPLETON FUNDS

Dear Shareholder,

As we begin the third quarter, the Great Unwinding continues. Looking back, the first half of 2009 was highlighted with increasingly mixed signals from the economy. During the first two months, the stock market continued its slide as continued poor economic data and company forecasts continued to trouble investors. Over the past four months, investors have displayed more optimism as much of the economic data, while not yet positive, has been less negative giving rise to the buzzword descriptor new to this economic cycle, "green shoots." Only time will tell whether the green shoots actually flower or become just weeds, but the duration of the recession and the unwinding thus far seem to favor at least some flowers as the year rolls on. Below we offer some thoughts about this past half and the period ahead.

The Fund outperformed the benchmark, the S&P 500, by 191 basis points returning 5.07% vs. the S&P's 3.16%. Beginning the year, the Fund held a higher than average cash position which helped relative performance during the turbulent downturn in the markets. Not only did the larger cash position help to buffer the impact of the declines, it also allowed for a quick deployment when the rally took hold in March.

For the half as a whole, after hitting understandable panic lows in March, stocks turned in one of their best performances in years, with all major market sectors showing positive returns. The leading stock market sectors were Information Technology and Materials, which remain the two largest overweight sectors in the Fund. With the Technology sector having had ten years to rid itself of the excesses developed in the 1990 to 2000 cycle, it is now well positioned to be a more important factor in the stock market going forward. The Fund's largest underweight sector, the Financials, rallied in the second quarter but remains in negative territory for the year to date. Other lagging sectors were Industrials and Consumer Staples.

Housing wealth continues to decline at near record rates. Using the S&P/Case Shiller index, the decline from its peak in August 2006 has essentially eroded away all the housing wealth accumulated since the spring of 2003. This reinforces the consumer's continuing need to save and pay down debt, and why economic growth in the next expansion will likely remain below the historic norm of 3 1/4%.

The personal savings rate has risen to 6.9%, the highest in nearly 17 years. This higher rate of personal savings is also consistent with the high and still rising unemployment rate and is also totally consistent with the consumer's reduced feeling of wealth.

The discussions regarding the potential impact of the massive monetary stimulus and the prospect of massive fiscal deficits on consumer price inflation, of course, continued unabated. Expectations for consumer price inflation as measured by the difference between the 10-year Treasury bond and the 10-year Treasury Inflation Protected Security rose during the quarter from 1.3% to a peak nominally above 2% by early June. In the remaining weeks of the quarter, these expectations declined, ending the quarter at about 1.8%, a rate increasingly seen as the desired trend for inflation by the Federal Reserve Board.

In our recent review of the outlook for monetary policy, the combination of expectations for consumer price inflation and the level of unemployment are two critical variables in that outlook. Based on our analysis, it seems most likely that monetary policy will remain stable in 2010, and quite possibly into 2011.

Against this background of consumer deleveraging, it is no surprise that an alphabet soup of economic expectations abounds. By this, we mean the multiple possibilities of growth in GDP that are often depicted graphically, resembling various letters of the alphabet. These range from an L (sideways movement after sharp decline) to a small v (short, shallow recovery) to a capital V (big rebound) to a w (double dip, double shallow recoveries). However, the recession is sufficiently advanced in time and magnitude, and the monetary accommodation and fiscal stimulus sufficiently large enough so that we continue to focus on where investment opportunities will arise on the other side. The evidence to date indicates that China will show the strongest growth of the world's large economies, and it carries positive implications for raw materials stocks and other industries likely to benefit from the re-acceleration of Chinese growth.

The symbiotic relationship between China and the US continues with China occasionally calling for a more broadly based global reserve currency. Longer term, this is likely to come, though in the meantime, China may find it necessary to continue providing vendor financing to its American customers.

If there is a surprise in all the economic data, and an item that has received very little attention, it is the magnitude of the improvement in our trade deficit and balance of payments. Although still large in absolute dollars, the recent improvement is the largest seen in decades.

The large amount of pending regulatory and legislative change affecting major sectors of the economy, from financial services to healthcare, can ultimately have a substantial impact on the economy generally, and the affected sectors specifically.

Given the politics of Washington, however, we believe it unproductive to try and anticipate the nature of the final changes and then make portfolio changes based on potential possibilities. Rather, recognizing the uniqueness of each economic and financial market cycle, we will watch the evolution of these proposals closely. Once enacted, we will carefully review the implications and assess both the risks and opportunities. As we have noted numerous times in the past, as problem stocks suffer, other stocks with better prospects gain visibility, forcing the shift of portfolio mix to those equities showing the most improvement in profitability and the best prospects for future profit growth.

Sincerely,


/s/ James I. Ladge
James I. Ladge, CFA
President

                          APPLETON EQUITY GROWTH FUND
                Tabular Presentation of Portfolio of Investments
                               As of June 30, 2009
                                   (Unaudited)

Sector                                                        (% of Net Assets)

Consumer, Cyclical                                                         9.0%
Consumer, Non-Cyclical                                                     9.1%
Energy                                                                    12.0%
Financial Services                                                         2.7%
Healthcare                                                                17.1%
Industrial                                                                 7.5%
Materials                                                                  7.4%
Technology                                                                25.4%
Money Markets                                                             12.8%
Liabilities in Excess of Other Assets                                     (3.0%)
                                                           ---------------------
                                                                         100.0%
                                                           =====================

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2009 (Unaudited)

                                                                     Market
  Shares                                                              Value
              COMMON STOCKS -- 90.2%
              CONSUMER, CYCLICAL -- 9.0%
      2,825   Amazon.com, Inc.*                            $            236,340
      2,800   Apollo Group, Inc. - Class A*                             199,136
      5,475   McDonald's Corp.                                          314,757
                                                           --------------------
                                                                        750,233
                                                           --------------------

              CONSUMER, NON-CYCLICAL -- 9.1%
      5,750   CVS Caremark Corp.                                        183,252
      4,850   Kellogg Co.                                               225,864
      3,285   PepsiCo, Inc.                                             180,544
      3,385   Procter & Gamble Co.                                      172,974
                                                           --------------------
                                                                        762,634
                                                           --------------------

              ENERGY -- 12.0%
      2,250   Apache Corp.                                              162,338
      3,450   Exxon Mobil Corp.                                         241,189
      3,500   Schlumberger Ltd.                                         189,385
      8,000   Smith International, Inc.                                 206,000
      2,750   Transocean, Ltd.*                                         204,298
                                                           --------------------
                                                                      1,003,210
                                                           --------------------

              FINANCIAL SERVICES -- 2.7%
      5,500   T. Rowe Price Group, Inc.                                 229,185
                                                           --------------------
              HEALTHCARE -- 17.1%
      3,400   Abbott Laboratories                                       159,936
      3,400   Becton, Dickinson & Co.                                   242,454
      3,925   Cerner Corp.*                                             244,488
      4,300   Express Scripts, Inc.*                                    295,625
      6,200   Gilead Sciences, Inc.*                                    290,408
      4,000   Teva Pharmaceutical Industries, Ltd. - ADR                197,360
                                                           --------------------
                                                                      1,430,271
                                                           --------------------

              INDUSTRIAL -- 7.5%
      6,850   AMETEK, Inc.                                              236,873
      6,000   Caterpillar, Inc.                                         198,240
      2,600   Precision Castparts Corp.                                 189,878
                                                           --------------------
                                                                        624,991
                                                           --------------------

              MATERIALS -- 7.4%
      3,450   Agrium, Inc.                                              137,621
      5,950   Ecolab, Inc.                                              231,991

                                 APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS, Continued
                                 June 30, 2009 (Unaudited)

                                                                     Market
  Shares                                                              Value
              COMMON STOCKS -- 90.2%, Continued
              MATERIALS -- 7.4%
      3,450   Praxair, Inc.                                $            245,191
                                                           --------------------
                                                                        614,803
                                                           --------------------

              TECHNOLOGY -- 25.4%
     16,150   Activision Blizzard, Inc.*                                203,975
      7,150   Amphenol Corp.                                            226,226
      6,000   ANSYS, Inc.*                                              186,960
      1,550   Apple, Inc.*                                              220,767
     10,000   Cisco Systems, Inc.*                                      186,400
      2,675   International Business Machines Corp.                     279,323
      5,000   McAfee, Inc.*                                             210,950
      6,000   Microsoft Corp.                                           142,620
     12,500   Oracle Corp.                                              267,749
      3,250   Visa, Inc. - Class A                                      202,345
                                                           --------------------
                                                                      2,127,315
                                                           --------------------
              TOTAL COMMON STOCKS                          $          7,542,642
                                                           --------------------
              MONEY MARKETS -- 12.8%
  1,068,678   Fidelity Money Market Fund                              1,068,678
                                                           --------------------


                  TOTAL INVESTMENT SECURITIES -- 103.0%
                    (Cost $8,981,158)                      $          8,611,320

                  LIABILITIES IN EXCESS OF OTHER
                    ASSETS -- (3.0%)                                   (251,242)

                  NET ASSETS -- 100.0%                     $          8,360,078
                                                           ====================

*Non-income producing security

ADR - American Depository Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:


Description                   Level 1      Level 2     Level 3      Total
-------------------------------------------------------------------------------
     Common Stocks        $    7,542,642  $      -    $      -  $     7,542,642
     Mutual Funds              1,068,678         -           -        1,068,678
                         ------------------------------------------------------
                                                                $     8,611,320

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 2009
                                   (Unaudited)

ASSETS
      Investment securities:
           At acquisition cost                             $          8,981,158
                                                             ===================
           At market value                                 $          8,611,320
                                                             ===================
      Dividends receivable                                                4,378
      Receivable from Adviser                                             7,966
      Other assets                                                        2,266
                                                             -------------------
           TOTAL ASSETS                                               8,625,930
                                                             -------------------

LIABILITIES
      Payable for securities purchased                                  211,441
      Payable to other affiliates                                        22,812
      Payable to Trustees                                                 4,500
      Other accrued expenses and liabilities                             27,099
                                                             -------------------
           TOTAL LIABILITIES                                            265,852
                                                             -------------------

NET ASSETS                                                 $          8,360,078
                                                             ===================

NET ASSETS CONSIST OF
Paid-in capital                                            $         11,806,108
Accumulated net investment loss                                          (3,178)
Accumulated net realized losses from security transactions           (3,073,014)
Net unrealized depreciation on investments                             (369,838)
                                                             -------------------
NET ASSETS                                                 $          8,360,078
                                                             ===================

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                           1,441,449
                                                             ===================

Net asset value, offering price and redemption price
  per share                                                 $               5.80
                                                             ===================

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2009
                                   (Unaudited)

INVESTMENT INCOME
     Dividends                                                $          54,134
                                                                ----------------

EXPENSES
     Investment advisory fees                                            38,188
     Accounting services fees                                            15,000
     Professional fees                                                   12,469
     Administration fees                                                 12,000
     Transfer agent fees                                                 12,000
     Trustees' fees and expenses                                         10,382
     Distribution expenses                                                9,547
     Compliance fees and expenses                                         7,375
     Custodian fees                                                       7,307
     Reports to shareholders                                              3,151
     Postage and supplies                                                 2,209
     Insurance expense                                                    1,014
     Registration fees                                                      570
                                                                ----------------
         TOTAL EXPENSES                                                 131,212
     Fees waived and expenses reimbursed by Adviser                     (73,900)
                                                                ----------------
         NET EXPENSES                                                    57,312
                                                                ----------------

NET INVESTMENT LOSS                                                      (3,178)
                                                                ----------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized losses from security transactions                    (758,668)
     Net change in unrealized appreciation/depreciation
       on investments                                                 1,194,645
                                                                ----------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        435,977
                                                                ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                    $         432,799
                                                                ================


See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the
                                                              Six Months
                                                                 Ended              For the
                                                               June 30,           Year Ended
                                                                 2009            December 31,
                                                              (Unaudited)            2008
                                                            ----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                            $         (3,178)   $          6,463
   Net realized losses from security transactions                  (758,668)           (420,641)
   Net change in unrealized appreciation/depreciation
     on investments                                               1,194,645          (4,379,691)
                                                            ----------------    ----------------
Net increase (decrease) in net assets from operations               432,799          (4,793,869)
                                                            ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From investment income                                                 -              (6,463)
                                                            ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        713,286           1,360,211
   Reinvestment of distributions                                          -               2,385
   Payments for shares redeemed                                    (436,647)           (753,566)
                                                            ----------------    ----------------
Net increase in net assets from capital share transactions          276,639             609,030
                                                            ----------------    ----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                             709,438          (4,191,302)

NET ASSETS
   Beginning of period                                            7,650,640          11,841,942
                                                            ----------------    ----------------
   End of period                                           $      8,360,078    $      7,650,640
                                                            ================    ================

ACCUMULATED NET INVESTMENT LOSS                            $         (3,178)   $              -
                                                            ----------------    ----------------

CAPITAL SHARE ACTIVITY
   Sold                                                             134,063             171,711
   Reinvested                                                             -                 432
   Redeemed                                                         (78,723)           (106,606)
                                                            ----------------    ----------------
   Net increase in shares outstanding                                55,340              65,537
   Shares outstanding, beginning of period                        1,386,109           1,320,572
                                                            ----------------    ----------------
   Shares outstanding, end of period                              1,441,449           1,386,109
                                                            ================    ================

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

                                               For the
                                             Six Months
                                               Ended          For the        For the        For the        For the      For the
                                               June 30,     Year Ended      Year Ended    Year Ended     Year Ended    Year Ended
                                                2009        December 31,   December 31,   December 31,   December 31,  December 31,
                                             (Unaudited)       2008           2007          2006           2005           2004
                                             -----------    -----------    -----------    ----------     ----------    -----------
Net asset value at beginning of period           $ 5.52         $ 8.97         $ 7.56        $ 7.00         $ 6.83         $ 6.40
                                             -----------    -----------    -----------    ----------     ----------    -----------

Income (loss) from investment operations:
     Net investment income (loss)                 (0.00)(a)        0.00(a)       0.04         (0.00)(a)      (0.01)          0.02
     Net realized and unrealized gains
       (losses) on investmen                       0.28          (3.45)          1.41          0.56           0.18           0.43
                                             -----------    -----------    -----------    ----------     ----------    -----------
Total from investment operations                   0.28          (3.45)          1.45          0.56           0.17           0.45
                                             -----------    -----------    -----------    ----------     ----------    -----------

Less distributions:
     Dividends from net investment income             -          (0.00)(a)      (0.04)            -              -           (0.02)
                                             -----------    -----------    -----------    ----------     ----------    -----------

Net asset value at end of period                 $ 5.80         $ 5.52         $ 8.97        $ 7.56         $ 7.00         $ 6.83
                                             ===========    ===========    ===========    ==========     ==========    ===========

Total return                                       5.07%(b)    (38.41%)         19.15%         8.00%          2.49%          7.04%
                                             ===========    ===========    ===========    ==========     ==========    ===========

Net assets at end of period                  $ 8,360,078    $ 7,650,640    $11,841,942    $8,423,337     $6,863,687    $ 6,625,594
                                             ===========    ===========    ===========    ==========     ==========    ===========

Ratio of net expenses to average net assets        1.50%(c)       1.50%          1.50%         1.50%          1.50%          1.50%

Ratio of net investment income (loss) to
  average net assets                             (0.08%)(c)       0.06%          0.50%       (0.06%)        (0.11%)          0.33%

Portfolio turnover rate                              51%(c)         40%            36%           50%            85%            40%

(a)   Amount rounds to less than $0.01.

(b)   Not annualized.

(c)   Annualized.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                            June 30, 2009 (Unaudited)

1.    Significant Accounting Policies

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

The Fund has adopted the Financial Accounting Standards Board (FASB) Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2009, for the Fund's investments, is included in the Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by industry concentration.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Differences between book and tax distributions are considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards Codification TM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards Codification TM" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund evaluated this new statement, and has determined that it will not have a significant impact on the determination or reporting of the Fund's financial statements.

Federal income tax - It is the Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2008 and 2007 was as follows:

                                           2008              2007
                                           ----              ----
    From ordinary income                   $6,463            $49,877

The following information is computed on a tax basis as of December 31, 2008:


Tax cost of portfolio investments                          $          9,236,575
                                                           =====================
Gross unrealized appreciation on investments               $            525,448
Gross unrealized depreciation on investments                         (2,089,931)
                                                           ---------------------
Net unrealized depreciation on investments                           (1,564,483)
Post-October losses                                                    (379,507)
Capital loss carryforwards                                           (1,934,839)
                                                           ---------------------
Total accumulated deficit                                  $         (3,878,829)
                                                           =====================



The capital loss carryforwards in the above table expire as follows:

                        Amount                         December 31,
           -----------------------           --------------------------
                      $  1,438,233                             2010
                           367,121                             2011
                           129,485                             2016
           -----------------------
                      $  1,934,839
           =======================

These capital loss carryforwards may be utilized in future years to offset gains, if any, prior to distributing such gains to shareholders.

As of June 30, 2009, the Fund's Federal tax cost of investment securities was $8,981,158 resulting in net unrealized depreciation of $369,838 derived from $635,334 of unrealized gross appreciation less $1,005,172 gross unrealized depreciation.

The Fund has adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2006 through 2008) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in the financial statements.

2.    Investment Transactions

For the six months ended June 30, 2009, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,766,082 and $2,053,055, respectively.

3.    Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), JPMorgan Chase Bank, N.A. (JPMorgan) the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, and/or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2009. For the six months ended June 30, 2009, the Adviser waived $38,188 of advisory fees and reimbursed $26,164 of other operating expenses.

Administration, Accounting And Transfer Agency Agreement

Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and JPMorgan, JPMorgan supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. JPMorgan supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, JPMorgan receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, JPMorgan receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

JPMorgan also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, JPMorgan receives a monthly fee, based on average daily net assets, from the Fund. In addition, the Fund pays JPMorgan certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Fund's portfolio securities.

Distribution Plan

The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2009, the Fund accrued and the Adviser subsequently reimbursed $9,547 of distribution expenses under the Plan.

Underwriting Agreement

The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the Fund and providing administrative support services to the Fund's Compliance Program and Chief Compliance Officer.

In addition, the Trust has contracted with JPMorgan to provide certain compliance services on behalf of the Trust. Subject to the direction of the Trustees of the Trust, JPMorgan developed and assisted in implementing a compliance program for JPMorgan on behalf of the Fund and; provides administrative support services to the Fund's Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from the Trust.

4.    Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

5.    Subsequent Events

The Fund evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 13, 2009, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Fund's financial statements.

                           APPLETON EQUITY GROWTH FUND

                                   OTHER ITEMS

                            June 30, 2009 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge, upon request, by calling 1-617-338-0700. They are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-543-0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2009" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund's and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                            Net Expense Ratio     Beginning Account     Ending Account    Expenses Paid During
                             Annualized June,      Value January 1,     Value June 30,    the Six Months Ended
                                    2009                 2009                2009           June 30, 2009 *

            Actual                1.50%               $ 1,000.00          $ 1,050.70             $ 7.63
      Hypothetical                1.50%               $ 1,000.00          $ 1,017.36             $ 7.50

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

Item 2. Code of Ethics.

Not required in Semiannual report filing.

Item 3. Audit Committee Financial Expert.

Not required in Semiannual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in Semiannual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.

Not Applicable.

Item 9.     Purchases of Equity Securities by Closed-End Funds.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)   (1) Code of Ethics. Not required in semi-annual report filing.

(a) (2) The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):     The Appleton Funds
                  -------------------
By (Signature and Title)


/s/ James I. Ladge
--------------------------------------------
James I. Ladge
President and Treasurer

Date:  August 17, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
--------------------------------------------
James I. Ladge
President and Treasurer

Date:  August 17, 2009